GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, Wisconsin  53202-3580

Telephone:  (414) 273-3500     Fax:  (414) 273-5198

October 31, 2003

VIA EDGAR

U.S. Securities and Exchange Commission

450 5th Street, N.W.

Washington, D.C.  20549

RE:

Frontegra Funds, Inc. (Registration Nos. 333-7305; 811-7685)

Ladies and Gentlemen:

On behalf of Frontegra Funds, Inc. (the “Company”) and pursuant to Rule 497(c) of the Securities Act of 1933, as amended (the “Act”), we hereby file the forms of Prospectus for the Frontegra New Star International Equity Fund, the Frontegra IronBridge Small Cap Fund, the Frontegra Opportunity Fund, the Frontegra Total Return Bond Fund and the Frontegra Investment Grade Bond Fund which will be used by the Company after October 28, 2003, the effective date of Post-Effective Amendment No. 18 to the Company’s Registration Statement on Form N-1A.

In addition, please note that in lieu of filing the form of Statement of Additional Information which will be used by the Company after the effective date of Post-Effective Amendment No. 18 as required by Rule 497(c), we are hereby providing you with notice in accordance with Rule 497(j) under the Act that the form of Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 18.  The text of Post-Effective Amendment No. 18 was filed electronically via EDGAR on October 22, 2003.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ C.J. Wauters

C.J. Wauters

cc:

Christian Sandoe

Barbara O’Keefe

Katharine Barry

Carol A. Gehl

Ellen R. Drought